ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 22, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Subsidiary's offering of its equity interests		$ 934,918
Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Proceeds from investment		$ 28,100
Xinjiang Daqo [Member]
Related Party Transaction [Line Items]
Subsidiary's offering of its equity interests	$ 935,000
Ownership percentage	80.70%
Xinjiang Daqo [Member] | Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Percentage of sale of equity interest		4.40%